Property and Equipment	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 4. Property and Equipment

Property and equipment consist of the following:

	March 31,
	2016	2015
Cryogenic shippers and data loggers	$1,287,781	$1,034,554
Furniture and fixtures	50,615	30,746
Computers and software	494,848	66,577
Machinery and equipment	301,722	283,943
Leasehold improvements	406,471	23,652

	2,541,437	1,439,472
Less accumulated depreciation and amortization	(1,221,696)	(1,131,546)

	$1,319,741	$307,926

Total depreciation and amortization expense related to property and equipment amounted to $209,100 and $154,700 for the years ended March 31, 2016 and 2015, respectively.